Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings per share
Earnings per share
Basic earnings per share
The calculation of basic earnings per share at December 31, 2018 was based on a result attributable to ordinary shares of USD (110,069,928) (December 31, 2017: USD 1,382,530 and December 31, 2016: USD 204,049,212) and a weighted average number of ordinary shares outstanding during the period ended December 31, 2018 of 191,994,398 (December 31, 2017: 158,166,534 and December 31, 2016:158,262,268), calculated as follows:
Result attributable to ordinary shares

(in thousands of USD except share and per share information)	2018	2017	2016
Result for the period	(110,070)	1,383	204,049
Weighted average number of ordinary shares	191,994,398	158,166,534	158,262,268
Basic earnings per share (in USD)	(0.57)	0.01	1.29

Weighted average number of ordinary shares

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2016	159,208,949	466,667	158,742,282	158,742,282
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	692,415	(692,415)	(575,005)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	(116,667)	116,667	94,991
On issue at December 31, 2016	159,208,949	1,042,415	158,166,534	158,262,268

On issue at January 1, 2017	159,208,949	1,042,415	158,166,534	158,166,534
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2017	159,208,949	1,042,415	158,166,534	158,166,534

On issue at January 1, 2018	159,208,949	1,042,415	158,166,534	158,166,534
Issuance of shares	60,815,764	—	60,815,764	33,823,562
Purchases of treasury shares	—	545,486	(545,486)	(13,917)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	(350,000)	350,000	18,219
On issue at December 31, 2018	220,024,713	1,237,901	218,786,812	191,994,398

Diluted earnings per share
For the twelve months ended December 31, 2018, the diluted earnings per share (in USD) amount to (0.57) (2017: 0.01 and 2016: 1.29). At December 31, 2018 and December 31, 2017, 236,590 options issued under the LTIP 2015 were excluded from the calculation of the diluted weighted average number of shares because their effect would have been anti-dilutive.

Weighted average number of ordinary shares (diluted)
The table below shows the potential weighted number of shares that could be created if all stock options, restricted stock units, convertible notes and PCPs were to be converted into ordinary shares.

(in shares)	2018	2017	2016
Weighted average of ordinary shares outstanding (basic)	191,994,398	158,166,534	158,262,268

Effect of Share-based Payment arrangements	—	130,523	166,789

Weighted average number of ordinary shares (diluted)	191,994,398	158,297,057	158,429,057

There are no more remaining outstanding instruments at December 31, 2018 and December 31, 2017 which can give rise to dilution, except for the Euronav stock options of LTIP 2015.